Franklin Templeton Investments

One Franklin Parkway

San Mateo, California  94403

April 20, 2015

Filed Via EDGAR (CIK #0000837274)

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC  20549

RE:      Franklin Templeton Variable Insurance Products Trust (Registrant)

File Nos. 033-23493 and 811-05583

Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith under the EDGAR system, is Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A (Amendment), which is being filed under the Securities Act of 1933 (1933 Act), as amended, and the Investment Company Act of 1940, as amended.

The Amendment is being filed with respect to the Franklin VolSmart Allocation VIP Fund (Fund) to: (1) reflect a recent change in the investment manager and one of the portfolio managers of the Fund; (2) respond to comments received from the Staff of the U.S. Securities and Exchange Commission (Commission) with regard to Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A, filed pursuant to Rule 485(a)(1) under the 1933 Act on February 26, 2015 (February Amendment); and (3) reflect other minor revisions.  The change in the investment manager of the Fund will be submitted to the sole shareholder of the Fund for approval before the implementation of the change.  A response letter to the comments received from the Staff has been filed in a separate correspondence.

As discussed with the Staff, pursuant to Rule 461 under the 1933 Act, the Registrant intends to request acceleration of the effectiveness of this Amendment to May 1, 2015.  A request for acceleration directed to Ms. Naseem Nixon will be filed as a separate correspondence.  The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any additional comments conveyed by the Commission Staff on the Amendment; (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Fund (including the incorporation of financial highlights for the Fund); and (iii) filing all required exhibits.  Please direct any comments or questions regarding this filing to Amy C. Fitzsimmons, Esq. at (215) 564-8711 or Kristin Ives, Esq. at (215) 564-8037.

As noted on the facing page, the Amendment relates only to the Fund and does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statement of additional information of the Registrant’s other series of shares.

Sincerely,

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

/s/KAREN L. SKIDMORE

Karen L. Skidmore

Vice President and Secretary

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